BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	$ 318.0	$ 234.2	$ 137.4	$ 187.6
Non-current assets	2,286.4	977.4
Other current liabilities	128.5	121.5
Non-current liabilities	1,641.8	533.6
Non-controlling interest share of the equity Hudson Las Vegas	79.2	84.8
Total net assets attributable to NCI	2,846.8	1,451.2
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	10.6	6.6	5.2
Other current assets	6.6	7.4	7.2
Non-current assets	63.2	9.6	9.4
Other current liabilities	(11.0)	(4.0)	(3.5)
Non-current liabilities	(44.3)	0.0	0.0
Net assets	$ 25.1	$ 19.6	$ 18.3
Non-controlling interest	27.00%	27.00%	27.00%
Non-controlling interest share of the equity Hudson Las Vegas	$ 6.8	$ 5.3	$ 4.9
Non-controlling interests in other subsidiaries	72.4	79.5	73.8
Total net assets attributable to NCI	$ 79.2	$ 84.8	$ 78.7